Insurance - Summary of Insurance Service Results (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Insurance service result [abstract]
Insurance revenue	$ 422		$ 486	$ 1,230	$ 1,430
Insurance service expense	(318)		(399)	(951)	(1,089)
Net income (expense) from reinsurance contracts	(10)		2	(16)	(38)
Insurance service results	$ 94	$ 100	$ 89	$ 263	$ 303